Vessels, net - Vessels (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Net Book Value, ending balance	$ 502	$ 793
Vessels [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	2,096,508	2,089,278
Cost, Additions	12,425	14,433
Cost, Write-offs of fully amortized assets	(6,766)	(7,203)
Cost, ending balance	2,102,167	2,096,508
Accumulated Depreciation, beginning balance	486,981	418,413
Accumulated Depreciation, Charge for the period	76,264	75,771
Accumulated Depreciation, Write-offs of fully amortized assets	(6,766)	(7,203)
Accumulated Depreciation, ending balance	556,479	486,981
Net Book Value, ending balance	1,545,688	1,609,527	$ 1,670,865
Vessels [Member] | Vessel [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	2,060,280	2,057,370
Cost, Additions	2,233	2,910
Cost, ending balance	2,062,513	2,060,280
Accumulated Depreciation, beginning balance	468,403	400,517
Accumulated Depreciation, Charge for the period	68,033	67,886
Accumulated Depreciation, ending balance	536,436	468,403
Net Book Value, ending balance	1,526,077	1,591,877	1,656,853
Vessels [Member] | Drydocking [Member]
Property, Plant and Equipment [Line Items]
Cost, beginning balance	36,228	31,908
Cost, Additions	10,192	11,523
Cost, Write-offs of fully amortized assets	(6,766)	(7,203)
Cost, ending balance	39,654	36,228
Accumulated Depreciation, beginning balance	18,578	17,896
Accumulated Depreciation, Charge for the period	8,231	7,885
Accumulated Depreciation, Write-offs of fully amortized assets	(6,766)	(7,203)
Accumulated Depreciation, ending balance	20,043	18,578
Net Book Value, ending balance	$ 19,611	$ 17,650	$ 14,012